FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Sensitivity analysis for types of market risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2019. These balances include intercompany positions where the intervening parties have different functional currencies.

	Functional currency
$ million Exposure to	$	ARS

U.S. dollar ($)	—	(56)
EU euro (EUR)	(85)	(3)
Argentine peso (ARS)	(7)	—
Mexican peso (MXN)	(561)	—
Brazilian real (BRL)	(184)	(2)
Colombian peso (COP)	(25)	—
Other currencies	(4)	—

Disclosure of credit risk exposure
The carrying amounts of the Company’s trade and other receivables as of December 31, 2019, are denominated in the following currencies:

Currency	$ million

U.S. dollar ($)	965
EU euro (EUR)	36
Argentine peso (ARS)	14
Mexican peso (MXN)	150
Brazilian real (BRL)	387
Colombian peso (COP)	69
Other currencies	2

1,623

Disclosure of how the entity manages liquidity risk
The table below analyses financial liabilities into relevant maturity groups based on the remaining period at the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2020	2021	2022	2023	Thereafter
Borrowings	560	309	660	137	523
Interests to be accrued (1)	60	49	33	19	7
Trade payables and other liabilities	867	9	9	5	30
Lease liabilities	41	42	41	40	175
Total	1,528	409	743	201	735
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of financial assets

As of December 31, 2019 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	406,370	—	—	406,370
Derivative financial instruments	—	1,196	—	1,196
Trade receivables	950,569	—	—	950,569
Other investments	176,470	—	38,803	215,273
Cash and cash equivalents	320,088	199,877	—	519,965

Total	1,853,497	201,073	38,803	2,093,373

As of December 31, 2018 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	449,077	—	—	449,077
Derivative financial instruments	—	1,588	—	1,588
Trade receivables	1,133,236	—	—	1,133,236
Other investments	14,843	—	36,630	51,473
Cash and cash equivalents	110,086	140,455	—	250,541

Total	1,707,242	142,043	36,630	1,885,915

Disclosure of financial liabilities

As of December 31, 2018 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	105,659	105,659
Trade payables	—	864,827	864,827
Derivative financial instruments	12,981	—	12,981
Finance lease liabilities	—	73,828	73,828
Borrowings	—	2,036,957	2,036,957

Total	12,981	3,081,271	3,094,252

As of December 31, 2019 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	88,403	88,403
Trade payables	—	836,204	836,204
Derivative financial instruments	3,024	—	3,024
Finance lease liabilities	—	338,765	338,765
Borrowings	—	2,188,674	2,188,674

Total	3,024	3,452,046	3,455,070

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2019 and 2018:

	Fair value measurements as of December 31, 2019
	(in $ thousands):
Description	Total	Level 1	Level 2

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	199,877	199,877	—
Other investments	38,803	38,803	—
Derivative financial instruments	1,196	—	1,196

Total assets	239,876	238,680	1,196

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	3,024	—	3,024

Total liabilities	3,024	—	3,024

	Fair value measurements as of December 31, 2018
	(in $ thousands):
Description	Total	Level 1	Level 2

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	140,455	140,455	—
Other investments	36,630	36,630	—
Derivative financial instruments	1,588	—	1,588

Total assets	178,673	177,085	1,588

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	12,981	—	12,981

Total liabilities	12,981	—	12,981